Financial Risk Management - Schedule of Company’s Revenue (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Company’s Revenue [Line Items]
Exposure to credit risk	RM 18,108,431	$ 4,302,926	RM 17,274,487	RM 30,758,185
Customer A [Member]
Schedule of Company’s Revenue [Line Items]
Exposure to credit risk	10,883,671	2,586,178	10,763,769	13,716,413
Customer B [Member]
Schedule of Company’s Revenue [Line Items]
Exposure to credit risk	5,180,589	1,231,012	3,274,015	7,823,338
Customer C [Member]
Schedule of Company’s Revenue [Line Items]
Exposure to credit risk	2,044,171	485,736	3,236,703	5,804,590
Customer D [Member]
Schedule of Company’s Revenue [Line Items]
Exposure to credit risk				RM 3,413,844